REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	¥ 13,117	¥ 11,821
Leased and owned hotels revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	5,983	6,190
Room revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	5,072	5,249
Food and beverage revenues
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	639	637
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	272	304
Manachised and franchised hotels
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	6,592	5,364
Central reservation system usage fees, other system maintenance and support fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	1,275	1,029
On-going management and service/royalty fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	2,147	1,792
Reimbursements for hotel manager fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	80	78
Initial one-time license/franchise fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	2,394	1,931
Other fees
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	696	534
Others
REVENUE FROM CONTRACTS WITH CUSTOMERS
Leased and owned hotels revenues	¥ 542	¥ 267